Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Shareholders' Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]
Balance at Dec. 31, 2018	$ 1,557,752	$ 2,322,280	$ 52,332	$ 162,014	$ (978,874)
Lease transition adjustment	2,800				2,800
Net earnings (loss)	6,618				6,618
Other comprehensive income (loss)	(27,759)			(27,759)
Share repurchase	(25,902)	(25,902)
Share based compensation expense	13,923		13,923
Balance at Dec. 31, 2019	1,527,432	2,296,378	66,255	134,255	(969,456)
Net earnings (loss)	(120,138)				(120,138)
Other comprehensive income (loss)	3,326			3,326
Share based payment reclassification	(8,331)		(8,331)
Share repurchase	(11,317)	(11,317)
Share issuance on redemption of non- management DSUs	175	677	(502)
Share based compensation expense	15,493		15,493
Balance at Dec. 31, 2020	$ 1,406,640	$ 2,285,738	$ 72,915	$ 137,581	$ (1,089,594)